5A. Receivable from Former Officer and Director (Tables)	12 Months Ended
Dec. 31, 2013
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Receivable
	December 31,	December 31,
	2013	2012
Gross receivable
Sale of Company common stock, net proceeds retained by Mr. Feller	$640,000	$640,000
Value of 3,787 shares of common stock owed by Mr. Feller to the Company valued at December 31, 2012 price of $19.00 and 673 shares valued at December 31, 2013 price of $3.00	2,020	71,946
Vintage automobile retained by Mr. Feller	38,100	38,100
Other	4,622	4,622
Total	684,742	754,668

Offsets to receivable
Deferred salary	(113,667)	(113,667)
Expense reports submitted and approved	(30,540)	(30,540)
Net amount owed	540,535	610,461

Write off receivable based on stock offsets (a)	(538,515)	(538,515)
Net receivable	$2,020	$71,946